PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
UK scheme
Pensions:
Employer contributions	$ 0
Estimated future benefit payments:
2022	380
2023	390
2024	430
2025	540
2026	430
2027 - 2031	2,460
Marine scheme
Pensions:
Employer contributions	2,900
Estimated future benefit payments:
2022	2,600
2023	2,500
2024	2,400
2025	2,300
2026	2,200
2027 - 2031	$ 9,500